CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Total revenue	$ 172,083	$ 172,552	$ 144,804
Operating costs and expenses
Selling and marketing	40,769	40,551	38,841
Research and development	34,642	28,988	30,192
General and administrative	52,993	43,338	26,591
Amortization and acquisition-related costs	15,291	19,046	15,172
Restructuring costs	1,762	2,114	1,800
Total operating costs and expenses	169,852	156,988	132,604
Operating income (loss)	2,231	15,564	12,200
Interest expense	9,259	9,063	8,232
Other income (expense), net	6,119	3,840	(366)
Income (loss) before income taxes	(909)	10,341	3,602
Income tax benefit (provision)	4,187	(2,314)	92
Net income (loss)	$ 3,278	$ 8,027	$ 3,694
Net income (loss) per share—basic (in dollars per share)	$ 0.07	$ 0.18	$ 0.08
Net income (loss) per share—diluted (in dollars per share)	$ 0.07	$ 0.17	$ 0.08
Shares used in calculating net income (loss) per share—basic (in shares)	46,560	45,533	44,595
Shares used in calculating net income (loss) per share—diluted (in shares)	47,468	46,461	45,780
Comprehensive income (loss)
Net income (loss)	$ 3,278	$ 8,027	$ 3,694
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	11,634	13,093	(27,559)
Unrealized gain (loss) on investments, net of tax of $93, $273, and $87	301	889	283
Other comprehensive income (loss), net of tax	11,935	13,982	(27,276)
Comprehensive income (loss)	15,213	22,009	(23,582)
Software and hardware
Total revenue	81,872	88,374	72,928
Operating costs and expenses
Cost of revenue	309	1,413	1,576
Services and other
Total revenue	90,211	84,178	71,876
Operating costs and expenses
Cost of revenue	$ 24,086	$ 21,538	$ 18,432